PROPERTY AND EQUIPMENT. (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation expense	$ 40,849	$ 38,651	$ 35,441
Capital Investment Activities [Member]
Capitalized interest	$ 1,170	$ 822	$ 1,307